SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Financial Information
Operating expenses
(in thousands)	2020	2019

Cost of goods and services sold:
Cost of goods sold – mineral concentrates	$(526)	$—
Operating Overheads:
Mining, other development expense	(1,165)	$(2,709)
Milling, conversion expense	(1,769)	(3,230)
Less absorption:
- Mineral properties	39	61
Cost of services	(6,852)	(8,346)
Cost of goods and services sold	(10,273)	(14,224)
Reclamation asset amortization	(243)	(212)
Selling expenses	(14)	—
Sales royalties and non-income taxes	(64)	—
Operating expenses	$(10,594)	$(14,436)

Other income (expense)
(in thousands)	2020	2019

Gains (losses) on:
Foreign exchange	$(529)	$2
Disposal of property, plant and equipment	405	(37)
Investment fair value through profit (loss) (note 7)	5,046	(1,085)
Deconsolidation of investment in associate (note 8)	—	5,267
Reclamation obligation adjustments (note 13)	(3,595)	(845)
Debt obligation adjustments (note 14)	2	26
Legal settlement (note 24)	(850)	—
Other	(574)	(358)
Other income (expense)	$(95)	$2,970

Finance income (expense)
(in thousands)	2020	2019

Interest income	$291	$594
Interest expense	(4)	(9)
Accretion expense:
Deferred revenue (note 11)	(3,058)	(3,203)
Post-employment benefits (note 12)	(57)	(70)
Reclamation obligations (note 13)	(1,352)	(1,361)
Debt obligations (note 14)	(56)	(76)
Finance expense, net	$(4,236)	$(4,125)

Depreciation expense
(in thousands)	2020	2019

Operating expenses:
Mining, other development expense	$(3)	$(3)
Milling, conversion expense	(1,730)	(3,165)
Cost of services	(192)	(248)
Exploration and evaluation	(184)	(221)
General and administrative	(126)	(127)
Depreciation expense-gross (note 10)	$(2,235)	$(3,764)

Employee benefits expense
(in thousands)	2020	2019

Salaries and short-term employee benefits	$(7,405)	$(8,407)
Share-based compensation (note 20)	(1,827)	(2,222)
Termination benefits	(35)	(633)
Employee benefits expense-gross	$(9,267)	$(11,262)

Lease related amounts
(in thousands)	2020	2019

Accretion expense on lease liabilities	$(56)	$(76)
Expenses relating to short-term leases	(2,287)	(5,146)
Expenses relating to non-short term low-value leases	(13)	(19)
Lease related expense-gross	$(2,356)	$(5,241)

Change in non-cash working capital items
(in thousands)	2020	2019

Change in non-cash working capital items:
Trade and other receivables	$649	$(201)
Inventories	220	232
Prepaid expenses and other assets	(422)	(160)
Accounts payable and accrued liabilities	(754)	2,385
Change in non-cash working capital items	$(307)	$2,256

Supplemental cash flow disclosure
(in thousands)	2020	2019

Supplemental cash flow disclosure:
Interest paid	$(4)	$(9)
Income taxes paid	—	—